INCOME AND MINING TAXES (Details 2) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Deferred tax assets
Deferred tax assets		$ 171.6		$ 224.9
Deferred tax liabilities
Deferred tax liabilities		250.3		455.2
Deferred tax liability (asset)		(78.7)		(230.3)		$ (275.5)
Canada [Member]
Deferred tax assets
Deferred tax assets		141.2		173.3
Deferred tax liabilities
Deferred tax liabilities		(187.5)		(315.8)
Deferred tax liability (asset)		(46.3)		(142.5)	[1]
Canada [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		60.6		92.4
Deferred tax liabilities
Deferred tax liabilities
Canada [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		18.2		48.1
Deferred tax liabilities
Deferred tax liabilities		0.0
Canada [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets
Canada [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		22.2		9.4
Deferred tax liabilities
Deferred tax liabilities		0.0
Canada [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets		2.9		19.8
Canada [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		1.3		2.3
Canada [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		5.6		1.3
Deferred tax liabilities
Deferred tax liabilities		(6.4)		0.0
Canada [Member] | Mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities		(144.5)		(276.5)
Canada [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(36.6)		0.0
Canada [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		6.1
Deferred tax liabilities
Deferred tax liabilities				(35.1)
Canada [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities
Canada [Member] | Derivative instruments,deferred liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities				(4.2)
Canada [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets				0.0
Canada [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets		24.3
USA [Member]
Deferred tax assets
Deferred tax assets		30.4		36.7
Deferred tax liabilities
Deferred tax liabilities		(62.7)		(112.8)
Deferred tax liability (asset)		(32.3)		(76.1)	[1]
USA [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets				0.0
Deferred tax liabilities
Deferred tax liabilities		(24.0)
USA [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets
Deferred tax liabilities
Deferred tax liabilities		0.0
USA [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		27.0		15.8
USA [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		0.0		5.5
Deferred tax liabilities
Deferred tax liabilities		(5.7)
USA [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets		0.0		(0.1)
USA [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		(0.1)		0.5
USA [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0		0.1
Deferred tax liabilities
Deferred tax liabilities		(3.7)		(16.5)
USA [Member] | Mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities		(29.3)		(51.1)
USA [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities
USA [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets
Deferred tax liabilities
Deferred tax liabilities
USA [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities
USA [Member] | Derivative instruments,deferred liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities				0.0
USA [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		3.5		14.9
USA [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets		0.0
Australia [Member]
Deferred tax assets
Deferred tax assets		0.0	[2]	14.0
Deferred tax liabilities
Deferred tax liabilities		0.0	[2]	(26.1)
Deferred tax liability (asset)		0.0	[2]	(12.1)	[1]
Australia [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	[2]	6.6
Deferred tax liabilities
Deferred tax liabilities	[2]
Australia [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets			[2]
Deferred tax liabilities
Deferred tax liabilities	[2]	0.0
Australia [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets			[2]
Australia [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		0.0	[2]	4.1
Deferred tax liabilities
Deferred tax liabilities	[2]	0.0
Australia [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets			[2]	0.0
Australia [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.0	[2]	3.3
Australia [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets			[2]
Deferred tax liabilities
Deferred tax liabilities		0.0	[2]	(1.3)
Australia [Member] | Mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities		0.0	[2]	(24.8)
Australia [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities			[2]
Australia [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets	[2]
Deferred tax liabilities
Deferred tax liabilities
Australia [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities			[2]
Australia [Member] | Derivative instruments,deferred liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities
Australia [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets			[2]	0.0
Australia [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets	[2]	0.0
Mexico [Member]
Deferred tax assets
Deferred tax assets		0.0		0.9
Deferred tax liabilities
Deferred tax liabilities		(0.1)		(0.5)
Deferred tax liability (asset)		(0.1)		0.4	[1]
Mexico [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets				0.0
Deferred tax liabilities
Deferred tax liabilities		0.0
Mexico [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets
Deferred tax liabilities
Deferred tax liabilities		0.0
Mexico [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets
Mexico [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets
Deferred tax liabilities
Deferred tax liabilities		0.0
Mexico [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets				0.0
Mexico [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.0		0.4
Mexico [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0		0.5
Deferred tax liabilities
Deferred tax liabilities		0.0		5.3
Mexico [Member] | Mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities
Mexico [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities
Mexico [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets
Deferred tax liabilities
Deferred tax liabilities
Mexico [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		(0.1)		(0.4)
Mexico [Member] | Derivative instruments,deferred liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities
Mexico [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets
Mexico [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets		0.0
Total geographical area [Member]
Deferred tax assets
Deferred tax assets		171.6		224.9
Deferred tax liabilities
Deferred tax liabilities		(250.3)		(455.2)
Deferred tax liability (asset)		(78.7)		(230.3)	[1]
Total geographical area [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		60.6		99.0
Deferred tax liabilities
Deferred tax liabilities		(24.0)
Total geographical area [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		18.2		48.1
Deferred tax liabilities
Deferred tax liabilities		0.0
Total geographical area [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		27.0		15.8
Total geographical area [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		22.2		19.0
Deferred tax liabilities
Deferred tax liabilities		(5.7)
Total geographical area [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets		2.9		19.7
Total geographical area [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		1.2		6.5
Total geographical area [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		5.6		1.9
Deferred tax liabilities
Deferred tax liabilities		(10.1)		(12.5)
Total geographical area [Member] | Mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities		(173.8)		(352.4)
Total geographical area [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(36.6)		(50.6)
Total geographical area [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		6.1
Deferred tax liabilities
Deferred tax liabilities				(35.1)
Total geographical area [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		(0.1)		(0.4)
Total geographical area [Member] | Derivative instruments,deferred liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities				(4.2)
Total geographical area [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		3.5		$ 14.9
Total geographical area [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets		$ 24.3

[1]	Prior period comparatives have been revised as per note 5.
[2]	As at December 31, 2017, the deferred tax asset and deferred tax liability at Peak Mines are included in assets held-for-sale and liabilities held-for-sale, respectively.